Details of the Statements of Profit or Loss and Other Comprehensive Income (Schedule of Costs and Depreciation) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Depreciation from fixed assets	€ 2,299	€ 5,744	€ 5,500
Depreciation from Right-of-use assets	320	321
Amortization	356	351	316
Professional services	466	663	375
Annual rent	16	9	390
Operating and maintenance services	4,025	5,322	4,942
Insurance	178	344	245
Other	266	300	390
Total operating costs	€ 7,926	€ 13,054	€ 12,158